INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States federal income tax rate	21.00%	21.00%	21.00%
Deferred tax assets	100.00%